AmeriSen Funds(TM)
                         AmeriSen Money Market Fund(TM)

                               Semi-Annual Report
                               September 30, 2001

Dear Shareholder:

Money market funds have experienced reduced yields due to the lower interest rate environment our country is currently experiencing. Since January 3, 2001, the Federal Open Market Committee has reduced federal funds interest rate 10 times from 6 % to 2%. This period has been the most aggressive Fed easing cycle during Chairman Alan Greenspan's tenure. These rate reductions have been due to the economic slowdown, increased unemployment, declines in consumer confidence, and the tragedies of September 11, 2001. Our prayers are with all who have been affected by this event.

We are committed to managing our shareholders assets prudently. We will continue to make every effort to maintain your trust during prosperous as well as difficult times. We extend our sincere appreciation for your faith in our ability to manage your investments.

Cordially,


Philip C. Pauze
President

AMERISEN FUNDS                                                SEPTEMBER 30, 2001
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
================================================================================

                                                            Principal
                                                            or Shares       Value
                                                            ----------    ----------
                   MONEY MARKET FUND
                   -----------------

OTHER INVESTMENTS - 98.01%
     Firstar Treasury Money Market Fund (Cost $361,891)        361,891    $  361,891
                                                                          ----------

          TOTAL INVESTMENTS (COST $361,891) - 98.01%                         361,891
          Other assets and liabilities, net - 1.99%                            7,360
                                                                          ----------
               NET ASSETS - 100.00%                                       $  369,251
                                                                          ==========

See accompanying notes to financial statements.

AMERISEN FUNDS                                                SEPTEMBER 30, 2001
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)
================================================================================

                                                               MONEY MARKET FUND
                                                               -----------------

Assets:
Investment in securities, at market value (cost $361,891)           $    361,891

Cash                                                                          --
Receivables:
     Interest                                                                110
     From Advisor                                                         43,397
Prepaid Blue Sky Fees                                                      1,119
                                                               -----------------

          Total assets                                                   406,517
                                                               -----------------

Liabilities:
Payables:
     Accounts payable and accrued expenses                                36,976
     Advisory fees                                                           290
                                                               -----------------

          Total liabilities                                               37,266
                                                               -----------------

          Net Assets                                                $    369,251
                                                               =================

Net assets consists of:
     Paid-in-capital                                                $    369,251
     Undistributed net investment income                                      --
     Accumulated net realized gain from investments                           --
     Net unrealized apppreciation on investments                              --
                                                               -----------------

     Net assets applicable to 369,251 outstanding
          capital shares                                            $    369,251
                                                               =================

     Net asset value, offering and redemption
          price per share                                           $       1.00
                                                               =================

See accompanying notes to financial statements.

AMERISEN FUNDS                                  FOR THE PERIOD ENDED 09/30/2001*
STATEMENT OF OPERATIONS                                              (UNAUDITED)
================================================================================

MONEY MARKET FUND
-----------------

INVESTMENT INCOME:

     Dividend Income                                               $      4,312
                                                               -----------------

EXPENSES:

     Investment advisory fee                                                488

     Administration fees                                                 21,751

     Accounting service fees                                             16,397

     Transfer Agent fees                                                 17,107

     Legal fees                                                           1,539

     Audit fees                                                           2,343

     Insurance                                                            3,318

     Trustees' fees and expenses                                          6,579

     Custody fees                                                         1,640

     Shareholder reports                                                    301

     Registration fees                                                    1,122

     Organizational expense                                              20,000

     Other expenses                                                       2,838
                                                               -----------------
     Total Expenses                                                      95,423

     Expenses reimbursed                                                (94,094)
                                                               -----------------
     Net Expenses                                                         1,329
                                                               -----------------

          Net Investment Income                                           2,983
                                                               -----------------

NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS

     Net realized and unrealized gain on investments                         --
                                                               -----------------

     Net increase in net assets resulting from operations          $      2,983
                                                               =================

* Fund commenced operations on April 13, 2001.

See accompanying notes to financial statements.

AMERISEN FUNDS
STATEMENT OF CHANGES IN NET ASSETS                                   (UNAUDITED)
================================================================================

                                                               MONEY MARKET FUND
                                                               =================
                                                                  Period Ended
                                                                 September 30,
                                                                     2001*
                                                               -----------------

INCREASE (DECREASE) IN NET ASSETS

From operations:
     Net investment income                                           $    2,983
     Net realized gain on investments                                        --
     Net change in unrealized appreciation
          (depreciation) of investments                                      --
                                                               -----------------

          Net increase in net assets operations                           2,983
                                                               -----------------

Distributions to shareholders from:
     Net investment income:                                              (2,983)
                                                               -----------------

          Total distributions to shareholders                            (2,983)
                                                               -----------------

From net capital share transactions - (Note 4)                          369,251
                                                               -----------------

Net increase in net assets                                              369,251

Net assets at beginning of period                                            --
                                                               -----------------

NET ASSETS AT END OF PERIOD                                          $  369,251
                                                               =================
Including undistributed net investment income of:                    $        0
                                                               =================

*   Fund commenced operations on April 13, 2001.

See accompanying notes to financial statements.

AMERISEN FUNDS
FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)
================================================================================

For a capital share outstanding throughout the period ended September 30, 2001:

                                                                  MONEY MARKET
                                                                      FUND
                                                               -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $   1.00
                                                                       --------

Income from investment operations:
     Net investment income                                                 0.01
     Net realized and unrealized gain on investments                         --
Dividends from net investment income                                      (0.01)
                                                                       --------

NET ASSET VALUE, END OF PERIOD                                         $   1.00
                                                                       ========

Total return                                                               1.03%

Ratios of Average Net Assets (a)
     Net investment income                                                 2.14%
     Total expenses (before reimbursement)                                68.41%
     Reimbursement (b)                                                   -67.46%
     Net expenses                                                          0.95%

Net assets, end of period                                              $369,251

--------------------------------------------------------------------------------

* Commencement of operations April 13, 2001

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses reimbursed reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

AMERISEN FUNDS(TM)                                            September 30, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

1.   ORGANIZATION

The AmeriSen Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on April 13, 2001. The AmeriSen Money Market Fund (the "Fund") commenced operations on April 13, 2001. While there are seven series authorized within the Trust, the remaining six series have not commenced operations.

The Money Market Fund has only a retail class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Investments in mutual funds are valued at net asset value per share. Short-term investments are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust are expensed upon commencement of operations.

INCOME AND EXPENSES. The Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. When other Trust Funds commence operations the Trust expenses will be allocated based on the relative net assets of each Fund or on another reasonable basis.

FEDERAL INCOME TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Money Market Fund distributes all of its net income, including net realized gains, daily and reinvests or pays it monthly. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

AMERISEN FUNDS(TM)                                            September 30, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

MONEY MARKET FUND

For the period ended September 30, 2001, the Fund was invested in the Firstar Treasury Money Market Fund.

4.   CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of no par value shares authorized. The following is a summary of the Money Market Fund's capital share activity for the period ended September 30, 2001:

                                                          PERIOD ENDED
                                                       SEPTEMBER 30, 2001
                                                 ------------------------------

                                                    SHARES            AMOUNT
                                                ------------      ------------
Shares sold                                           618,680      $    618,680
Shares reinvested                                       1,043             1,043
Shares redeemed                                      (250,472)         (250,472)
                                                 ------------      ------------
NET INCREASE                                          369,251      $    369,251
                                                 ============      ============

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under advisory agreements with the Trust furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

The Money Market Fund pays a monthly management fee at the annual rate of 0.35%.

The Advisor has contractually agreed to limit the expenses of the Money Market Fund to 0.95% until March 31, 2002. Expense reimbursement maybe recovered by the Advisor through March 31, 2004 if the Fund expenses, after the repayment, do not exceed 0.95%.

Champion Fund Services, Inc. ("Champion"), an affiliate of the Advisor, is the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under two year contracts. The annual fees for the contracts of $325,000, $245,000 and $250,000 (plus a maximum of $18 per shareholder account), respectively, and standard out-of-pocket expenses, are paid monthly and allocated to the Funds in the Trust based on each Fund's relative net assets. Champion has billed the Money Market Fund at the rate of one seventh (1/7) of the annual agreement. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of the Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust.

AMERISEN FUNDS(TM)                                            September 30, 2001
Notes to Financial Statements                                        (Unaudited)

--------------------------------------------------------------------------------

B. C. Ziegler and Company, a broker-dealer for which trustees and officers of the Trust act as registered representatives, was the Trust agent in connection with the distribution of Fund shares from April 13, 2001 thru September 19, 2001. CFS Distributors, Inc. ("Distributor"), an affiliate of Champion and the Advisor, became the Distributor for the Trust effective September 20, 2001. There is no annual fee for CFS Distributors' administrative support.

Independent trustees each receive an annual fee of $2,500 from the Trust plus $250 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.